Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 58,180	$ 7,971	¥ 34,786
Two Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance			¥ 18,749
Three Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 49,373	$ 6,764
Accounts Receivable [Member] | Two Customer [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	54.00%
Accounts Receivable [Member] | Three Customer [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	85.00%